TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other provisions disclosures
Provision for tax, civil, and labor liabilities	R$ 809,299	R$ 770,305
Legal proceedings provision
Other provisions disclosures
Provision for tax, civil, and labor liabilities	809,299	770,305	R$ 827,883	R$ 2,239,226
Tax Provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	396,821	268,009
Labor provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	357,130	449,350
Civil provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	R$ 55,348	R$ 52,946